Share-Based Compensation - Options (Details)			12 Months Ended
	Apr. 02, 2015 $ / shares shares	Jul. 01, 2014 $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Share options
Share-Based Compensation
Options granted (in shares)	1,061,600	12,056,000
Expiration period of awards granted	10 years	10 years
Vesting period	3 years	3 years
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares	$ 1.00	$ 0.48
2014 Plan
Share-Based Compensation
Replacement options						2,525,000
2014 Plan | Share options
Share-Based Compensation
Options granted (in shares)			0	0	0
Number of Options
Outstanding at beginning of year (in shares)			9,424,471
Exercised (in shares)			(9,200)
Forfeited (in shares)			(269,288)
Outstanding at end of year (in shares)			9,145,983	9,424,471
Exercisable at end of year (in shares)			9,145,983
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share) | ¥ / shares			¥ 3.92
Exercised (in dollars per share) | ¥ / shares			3.34
Forfeited (in dollars per share) | ¥ / shares			3.99
Outstanding at end of year (in dollars per share) | ¥ / shares			3.97	¥ 3.92
Exercisable at end of year (in dollars per share) | ¥ / shares			¥ 3.97
Remaining Contractual Term
Outstanding at end of year (in years)			4 years 7 months 10 days
Exercisable at end of year (in years)			4 years 7 months 10 days
Aggregate Intrinsic Value of Options
Intrinsic value of options exercised | ¥			¥ 42,592	¥ 19,964,965	¥ 47,051,806
Other disclosures
Unrecognized compensation expense | ¥			0
Scepter Plan
Share-Based Compensation
Options replaced						505,000
Options Replacement Program
Share-Based Compensation
Share based compensation costs capitalized | ¥						¥ 13,702,194
Compensation expense | ¥			¥ 0	¥ 1,165,543	¥ 9,052,789